Disposal of Subsidiaries - Schedule of Assets and Liabilities of Discontinued Operations (Details) - USD ($)	Jun. 30, 2026	Jun. 25, 2026	Dec. 31, 2025
Schedule of Assets and Liabilities of Discontinued Operations [Line Items]
Total assets			$ 5,359,383	[1]
Total liabilities			4,139,167	[1]
Discontinued Operations [Member] | Juxing, Shenzhen Pengze and VIEs [Member]
Schedule of Assets and Liabilities of Discontinued Operations [Line Items]
Cash and equivalents		$ 932,492	105,015
Accounts receivable, net			1,652,351
Due from related parties			34,991
Prepaid expenses and other receivables		1,570,873	1,434,384
Loan receivable		677,156	657,943
Restricted cash, non-current			1,430,000
Right-of-use asset, net			42,745
Fixed assets, net		2,014	1,954
Total assets		3,182,535	5,359,383
Accounts payable		98,058	2,001,641
Loan payable to third parties			107,250
Advance from customers			30,975
Accrued liabilities and other payables		1,543,445	1,643,827
Taxes payable			101,430
Due to related parties			211,299
Loan payable		26,532
Non-controlling interest		117,600
Other current liabilities		83,559
Lease liabilities			42,745
Total liabilities		$ 1,869,194	$ 4,139,167

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4